Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:June 30, 2002
Check here if Amendment [x]; Amendment
Number: 26
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD August 6, 2002





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
55
Form 13F Information Table Value Total:
$154,095
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Airgas Inc.             Com        009363102     590     34,100      SH          SOLE                 34,100
Alfa Corp.              Com        015385107     201     17,200      SH          SOLE                 17,200
Allegheny Energy        Com        017361106     283     11,000      SH          SOLE                 11,000
Baker Michael Corp      Com        057149106   3,956    263,737      SH          SOLE                263,737
Bostonfed Bancorp       Com        101178101     855     26,632      SH          SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,126     29,640      SH          SOLE                 29,640
Calpine Corp            Com        131347106     362     50,100      SH          SOLE                 50,100
Center Tr Inc           Com        151845104     383     54,300      SH          SOLE                 54,300
Chesapeake Utilities    Com        165303108     234     12,300      SH          SOLE                 12,300
Columbia Bankcorp       Com        197227101     260     11,000      SH          SOLE                 11,000
Comcast                CLASPL      200300200   4,758    199,595      SH          SOLE                199,595
EOG Res Inc.            Com        26875P101   1,847     46,534      SH          SOLE                 46,534
El Paso Energy          Com        28336L109   5,596    271,545      SH          SOLE                271,545
Emerson Elec Co.        Com        291011104   1,981     37,030      SH          SOLE                 37,030
Insituform Tech         CLA        457667103   1,652     78,000      SH          SOLE                 78,000
John Hancock Bk      SHBENINT      409735107   2,516    295,600      SH          SOLE                295,600
Middleby                Com        596278101   6,319    685,375      SH          SOLE                685,375
NUI                     Com        629431107   6,433    233,912      SH          SOLE                233,912
Nabi Biopharmac         Com        629519109   3,649    771,600      SH          SOLE                771,600
NiSource Inc.           Com        65473P105   3,742    171,425      SH          SOLE                171,425
PartnerRe Holdings      Com        G6852T105   6,027    123,124      SH          SOLE                123,124
PFF Bancorp             Com        69331W104   1,676     43,655      SH          SOLE                 43,655
PPL Corporation         Com        69351T106   7,219    218,225      SH          SOLE                218,225
Pentair                 Com        709631105     481     10,000      SH          SOLE                 10,000
Provident Bankshares    Com        743859100     237     10,000      SH          SOLE                 10,000
SonicBlue               Com        83546Q109      51     50,000      SH          SOLE                 50,000
Southern Finl Bancorp   Com        842870107     703     22,000      SH          SOLE                 22,000
SunTrust Bks            Com        867914103   3,182     46,995      SH          SOLE                 46,995
Tredegar Corp.          Com        894650100     691     28,600      SH          SOLE                 28,600
UnumProvident Corp      Com        91529Y106   3,887    152,750      SH          SOLE                152,750
Urstadt Biddle Pptys    CLA        917286205     855     75,000      SH          SOLE                 75,000
Vishay InterTech        Com        928298108     308     14,000      SH          SOLE                 14,000
Washington Mutual       Com        939322103   3,885    104,700      SH          SOLE                104,700
Waste Holdings          Com        941057101     714     97,600      SH          SOLE                 97,600
Xcel Energy             Com        98389B100     426     25,392      SH          SOLE                 25,392
Adaptec            Note 4.75 2/0   00651FAC2   3,412  3,526,000      PRN         SOLE              3,526,000
Arbor Software     Note 4.5  3/1   038918AC2   6,475  7,233,000      PRN         SOLE              7,233,000
Avaya              Note     10/3   053499AA7   1,482  4,000,000      PRN         SOLE              4,000,000
Charter Comm       Note 4.75 6/0   16117MAC1   4,722 10,030,000      PRN         SOLE             10,030,000
Ciena Corp.        Note 3.75 2/0   171779AA9   4,183  7,139,000      PRN         SOLE              7,139,000
Citrix Systems     SDCV      3/2   177376AB6   1,506  4,000,000      PRN         SOLE              4,000,000
Corning            DBCV     11/0   219350AJ4   2,712  5,516,000      PRN         SOLE              5,516,000
Curagen Corp       SDCV 6.0  2/0   23126RAC5   6,148  8,800,000      PRN         SOLE              8,800,000
Dura Pharmac.      Note 3.5  7/1   26632SAA7   5,714  5,767,000      PRN         SOLE              5,767,000
Healthsouth        SDCV 3.25 4/0   421924AF8     535    545,000      PRN         SOLE                545,000
Mail Well          Note 5.0 11/0   560321AD3     379    385,000      PRN         SOLE                385,000
Networks Assocs    SDCV      2/1   640938AB2   3,468  7,365,000      PRN         SOLE              7,365,000
ONI Systems        Note 5.0 10/1   68273FAA1   6,868  9,657,000      PRN         SOLE              9,657,000
Quanta Svcs        Note 4.0  7/0   74762EAA0   5,334  8,185,000      PRN         SOLE              8,185,000
S3 Inc.            Note 5.75 10/0  784849AC5   3,843  7,265,000      PRN         SOLE              7,265,000
Sepracor           SDCV 5.0  2/1   817315AL8     568  1,000,000      PRN         SOLE              1,000,000
Sepracor           SDCV 7.0 12/1   817315AH7   5,195  7,661,000      PRN         SOLE              7,661,000
Shaw Group         Note      5/0   820280AC9   7,485 13,007,000      PRN         SOLE             13,007,000
TranSwitch         Note 4.5  9/1   894065AB7   4,920  8,058,000      PRN         SOLE              8,058,000
Tyco International DBCV      2/1   902118AW8   2,061  3,000,000      PRN         SOLE              3,000,000